Income Tax - Schedule of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Dec. 31, 2020
Gross deferred tax assets:
Deferred rent	$ 0	$ 442
Lease liabilities	2,687	0
Deferred revenue	2,201	1,538
Share-based compensation	1,769	346
Federal and state credit carryovers	4,604	3,994
Federal and state net operating losses	63,522	48,934
Transaction costs	1,656	0
Depreciation and amortization	250	0
Total gross deferred tax assets	76,689	55,254
Valuation allowance	(74,823)	(54,734)
Total deferred tax assets, net of valuation allowance	1,866	520
Deferred tax liabilities:
Depreciation and amortization	0	(520)
Right-of-use asset	(1,866)	0
Total deferred tax liabilities	(1,866)	(520)
Net deferred tax assets	$ 0	$ 0